Segment Information	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Segment Information

7.	SEGMENT

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include general and administrative expenses of $51,000 for the three months ended March 31, 2026.

8.	SEGMENT

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include general and administrative expenses of $51,450 for the period from September 5, 2025 (inception) through December 31, 2025.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Segment Information

Note 15. Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the three months ended March 31,
	2026	2025
Cost of revenue (excluding depreciation and amortization)	$1,579	$703
Selling, general and administrative (excluding depreciation and amortization)	2,658	774
Depreciation and amortization	4,723	1,371
Colocation lease cost	4,667	810
Total operating expenses	$13,627	$3,658

The Company’s long-lived assets were located in the U.S. as of March 31, 2026 and December 31, 2025.

Note 15. Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Years Ended December 31,
	2025	2024
Cost of revenue (excluding depreciation and amortization)	$3,891	$1,930
Selling, general and administrative (excluding depreciation and amortization)	18,269	1,745
Depreciation and amortization	10,536	2,534
Colocation lease cost	5,244	1,795
Total operating expenses	$37,940	$8,004

The Company’s long-lived assets were located in the U.S. as of December 31, 2025 and 2024.